Note 13 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	(in thousands)
	Contract amount
	2021	2020
Commitments to extend credit	$198,423	$155,852
Letters of credit	$258	$533